Intangible Assets, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Impairment loss amount		$ 128,128				$ 519,496
Loss on disposal of patented license							$ 205,189
Amortization expenses for finite-lived intangible assets		$ 19,219		$ 19,219		84,020	$ 114,553
Intangible assets						147,347
DiamiR Biosciences Corp. [Member]
Intangible Assets, Net [Line Items]
Impairment loss amount
Research and development expenses					2,236
Intangible assets			$ 197,761		$ 197,761
Hong Kong healthcare services [Member]
Intangible Assets, Net [Line Items]
Research and development expenses				$ 128,128		$ 1,841